Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2031
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 899,694,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 124,247.74
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2036
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 836,187,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 115,477.49